INVESTMENT IN BIOCANCELL (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended			12 Months Ended		36 Months Ended									1 Months Ended				1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jul. 31, 2012 BioCancell Therapeutics, Inc. [Member] ILS	Jan. 31, 2012 BioCancell Therapeutics, Inc. [Member]	Jul. 31, 2008 BioCancell Therapeutics, Inc. [Member] USD ($)	Dec. 31, 2012 BioCancell Therapeutics, Inc. [Member] USD ($)	Dec. 31, 2010 BioCancell Therapeutics, Inc. [Member] USD ($)	Dec. 31, 2010 BioCancell Therapeutics, Inc. [Member]	Nov. 30, 2012 BioCancell Therapeutics, Inc. [Member] ILS	Jul. 31, 2008 BioCancell Therapeutics, Inc. [Member] Minimum [Member]	Jul. 31, 2008 BioCancell Therapeutics, Inc. [Member] Maximum [Member]	Apr. 25, 2013 Outstanding Ordinary shares [Member] USD ($)	Dec. 31, 2012 Outstanding Ordinary shares [Member] USD ($)		Dec. 31, 2011 Outstanding Ordinary shares [Member] USD ($)		Jul. 31, 2008 Convertible Note [Member] USD ($)	Dec. 31, 2012 Convertible Note [Member] USD ($)	Jan. 31, 2012 Convertible Note [Member] ILS	Dec. 31, 2011 Convertible Note [Member] USD ($)	Jul. 31, 2008 Warrants [Member]	Dec. 31, 2012 Warrants [Member] USD ($)	Jul. 31, 2012 Warrants [Member]	Jan. 31, 2012 Warrants [Member]	Dec. 31, 2011 Warrants [Member] USD ($)
Schedule of Cost-method Investments [Line Items]
Combined ownership percentage											25.00%	50.00%
Value of shares received for consulting services	$ 29		$ 52				$ 29	$ 52
Shares issued				125,147	1,025,979	837,521			191,817
Shares issued, price per share				0.87		$ 0.597				0.42
Investment in BioCancell	243	3,033				500							83	218	[1]	265	[1]	2,000			2,680		25			88
Loan interest rate																		10.00%
Number of shares loan is convertible into																		3,464,385
Loan conversion price																		$ 0.716		1.00
Warrant term																						5 years
Number of shares covered by warrant																						4,301,906
Exercise price of warrant																						0.716		0.87	1.00
Proceeds from maturity of BioCancell convertible note	2,000
Proceeds from convertible note including accrued interest	2,480
Number of shares sold	194,792						194,792	104,372
Proceeds from sale of BioCancell shares	20		113				20	113
Common Stock, shares outstanding	8,898,861	8,648,861
Decrease (increase) in fair value of investment in BioCancell	$ (799)	$ (2,592)	$ (524)
Investment fee percentage	4.00%

[1]	The value of one share of common stock of BioCancell on April 25, 2013, was $ 0.24 (NIS 0.86). Following the sale of common shares subsequent to year-end (refer to Note 11) the investment of the remaining 347,609 common stock amounted to $83.